Discontinued Operation of Hjx and Call Center Business (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Carrying amount of assets to be abandoned
Accounts receivable, net	$ 16,925	$ 116,674
Inventory, net		103,930
Other prepaid expenses and current assets	1,365	2,690
Total current assets	18,290	223,294
Property and equipment, net		356,350
Deferred tax assets, net	98,269
Total assets to be abandoned	116,559	579,644
Carrying amount of liabilities to be abandoned
Accounts payable	5,979	29,419
Accrued expenses and other current liabilities	114,489	147,456
Income taxes payable	102,110	95,553
Total liabilities to be abandoned	$ 222,578	$ 272,428